Bank acceptance notes payable (Details)	Dec. 31, 2021 USD ($)	Apr. 19, 2021 USD ($)	Apr. 19, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Total	$ 0					$ 1,753,109
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank
Total	0			$ 220,109	¥ 1,435,805	220,109
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch
Total	$ 0	$ 1,533,000	¥ 10,000,000			$ 1,533,000